Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	4,803,024	2,290,370
	Ecolab Inc.	2,705,185	690,715
	Fastenal Co.	6,320,176	451,387
			3,432,472
Consumer Discretionary (18.4%)
*	Amazon.com Inc.	84,036,139	15,658,454
*	Tesla Inc.	26,969,460	7,056,020
	Costco Wholesale Corp.	4,419,493	3,917,969
*	Netflix Inc.	4,295,977	3,047,008
	McDonald's Corp.	7,222,811	2,199,418
*	Uber Technologies Inc.	20,308,645	1,526,398
	Booking Holdings Inc.	342,306	1,441,834
	TJX Cos. Inc.	11,522,406	1,354,344
	Starbucks Corp.	11,656,080	1,136,351
	Walt Disney Co.	9,442,946	908,317
*	Chipotle Mexican Grill Inc.	14,326,077	825,469
*	O'Reilly Automotive Inc.	611,479	704,179
	Hilton Worldwide Holdings Inc.	2,637,721	607,995
	Marriott International Inc. Class A	2,415,371	600,461
*	AutoZone Inc.	182,765	575,717
	NIKE Inc. Class B	6,475,891	572,469
*	Airbnb Inc. Class A	4,292,673	544,354
	Ross Stores Inc.	3,583,498	539,352
*	Trade Desk Inc. Class A	4,856,101	532,471
*	Copart Inc.	9,436,478	494,471
	Yum! Brands Inc.	3,103,966	433,655
*	Lululemon Athletica Inc.	1,298,090	352,237
*	Take-Two Interactive Software Inc.	1,925,824	296,018
*	Roblox Corp. Class A	6,330,391	280,183
	Royal Caribbean Cruises Ltd.	1,363,135	241,766
	Las Vegas Sands Corp.	4,752,555	239,244
*	Aptiv plc	3,270,412	235,502
*	Expedia Group Inc.	1,565,798	231,769
*	Ulta Beauty Inc.	591,595	230,201
*	Live Nation Entertainment Inc.	2,082,093	227,968
*	Burlington Stores Inc.	800,654	210,956
	Tractor Supply Co.	696,394	202,602
	Domino's Pizza Inc.	453,869	195,227
	Rollins Inc.	3,763,467	190,356
	Estee Lauder Cos. Inc. Class A	1,601,941	159,698
	Warner Music Group Corp. Class A	2,872,808	89,919
			48,060,352
Consumer Staples (0.6%)
	Colgate-Palmolive Co.	4,439,584	460,873
*	Monster Beverage Corp.	7,674,280	400,367
	Hershey Co.	1,678,546	321,912
	Church & Dwight Co. Inc.	2,836,752	297,065
			1,480,217
Energy (1.0%)
	Hess Corp.	3,085,966	419,074
	Diamondback Energy Inc.	2,139,857	368,911
	Schlumberger NV	8,094,240	339,553
*	First Solar Inc.	1,215,972	303,312
	Baker Hughes Co.	6,209,604	224,477
	Targa Resources Corp.	1,382,931	204,688
*	Enphase Energy Inc.	1,678,469	189,701
	Halliburton Co.	5,475,713	159,070
	EQT Corp.	4,305,930	157,769
	Texas Pacific Land Corp.	152,127	134,593

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
	Coterra Energy Inc.	5,407,406	129,507
			2,630,655
Financials (2.7%)
	S&P Global Inc.	3,242,634	1,675,210
	Blackstone Inc.	7,421,012	1,136,379
	Moody's Corp.	1,619,123	768,420
	Apollo Global Management Inc.	4,341,725	542,325
	MSCI Inc.	815,991	475,666
	Aon plc Class A (XNYS)	1,145,075	396,184
*	Coinbase Global Inc. Class A	2,202,715	392,458
	Ares Management Corp. Class A	2,064,532	321,737
	Broadridge Financial Solutions Inc.	1,365,054	293,527
	Brown & Brown Inc.	2,677,645	277,404
	FactSet Research Systems Inc.	480,099	220,773
	LPL Financial Holdings Inc.	947,771	220,480
	Tradeweb Markets Inc. Class A	1,545,126	191,086
	Interactive Brokers Group Inc. Class A	873,629	121,749
			7,033,398
Health Care (7.0%)
	Eli Lilly & Co.	8,478,302	7,511,267
*	Intuitive Surgical Inc.	3,596,208	1,766,709
	Stryker Corp.	3,503,917	1,265,825
*	Boston Scientific Corp.	15,058,045	1,261,864
*	Vertex Pharmaceuticals Inc.	2,638,674	1,227,194
	Zoetis Inc.	4,253,754	831,098
*	IDEXX Laboratories Inc.	905,518	457,486
*	Edwards Lifesciences Corp.	6,603,931	435,793
	ResMed Inc.	1,630,124	397,946
*	Alnylam Pharmaceuticals Inc.	1,445,922	397,672
*	Veeva Systems Inc. Class A	1,640,364	344,263
*	DexCom Inc.	4,599,128	308,326
*	Moderna Inc.	4,021,201	268,737
*	Cooper Cos. Inc.	2,380,842	262,702
	West Pharmaceutical Services Inc.	864,964	259,628
*	Waters Corp.	720,679	259,365
*	Illumina Inc.	1,928,522	251,499
*	BioMarin Pharmaceutical Inc.	2,406,830	169,176
	STERIS plc	671,983	162,983
*	Align Technology Inc.	551,592	140,281
*	Insulet Corp.	553,289	128,778
*	Incyte Corp.	1,535,518	101,498
*,1	ABIOMED Inc. CVR	15	—
			18,210,090
Industrials (8.5%)
	Visa Inc. Class A	16,174,698	4,447,233
	Mastercard Inc. Class A	8,223,611	4,060,819
	Automatic Data Processing Inc.	4,183,958	1,157,827
	Accenture plc Class A	3,217,520	1,137,329
	General Electric Co.	5,352,050	1,009,290
*	Boeing Co.	6,354,781	966,181
	Sherwin-Williams Co.	2,360,871	901,074
	TransDigm Group Inc.	559,742	798,825
*	GE Vernova Inc.	2,932,272	747,671
	Cintas Corp.	3,604,453	742,085
*	Fiserv Inc.	3,099,099	556,753
	WW Grainger Inc.	480,087	498,719
*	Fair Isaac Corp.	255,266	496,115
	Quanta Services Inc.	1,631,780	486,515
	Paychex Inc.	3,538,769	474,867
	Howmet Aerospace Inc.	4,508,971	452,024
	Old Dominion Freight Line Inc.	2,141,987	425,484
	Verisk Analytics Inc.	1,567,716	420,085
*	Block Inc. (XNYS)	6,199,955	416,203
	Equifax Inc.	1,372,104	403,206
	Vulcan Materials Co.	1,493,700	374,067
*	Mettler-Toledo International Inc.	242,924	364,313
	Martin Marietta Materials Inc.	389,942	209,886
	JB Hunt Transport Services Inc.	1,070,005	184,394
	HEICO Corp. Class A	877,368	178,773

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
	Veralto Corp.	1,567,118	175,298
	HEICO Corp.	478,887	125,219
*,2	Symbotic Inc.	1,221,269	29,787
			22,240,042
Real Estate (1.5%)
	American Tower Corp.	4,791,559	1,114,325
	Equinix Inc.	990,143	878,881
	Welltower Inc.	6,360,625	814,351
*	CoStar Group Inc.	4,614,534	348,120
	Realty Income Corp.	5,005,990	317,480
	SBA Communications Corp.	1,246,155	299,950
	Sun Communities Inc.	1,544,538	208,744
[2]	Lineage Inc.	1,226,020	96,095
			4,077,946
Technology (57.8%)
	Apple Inc.	135,320,781	31,529,742
	Microsoft Corp.	69,391,510	29,859,167
	NVIDIA Corp.	215,234,477	26,138,075
	Meta Platforms Inc. Class A	21,617,325	12,374,622
	Alphabet Inc. Class A	52,089,537	8,639,050
	Alphabet Inc. Class C	42,205,137	7,056,277
	Broadcom Inc.	23,249,191	4,010,485
*	Advanced Micro Devices Inc.	16,280,509	2,671,306
	Salesforce Inc.	9,253,950	2,532,899
*	Adobe Inc.	4,448,466	2,303,327
	Texas Instruments Inc.	9,223,084	1,905,213
*	ServiceNow Inc.	2,083,998	1,863,907
	Applied Materials Inc.	8,378,974	1,692,972
	Intuit Inc.	2,689,453	1,670,150
*	Palo Alto Networks Inc.	3,323,599	1,136,006
	Lam Research Corp.	1,349,062	1,100,943
	KLA Corp.	1,388,115	1,074,970
	Amphenol Corp. Class A	12,612,597	821,837
*	Synopsys Inc.	1,609,884	815,229
*	Palantir Technologies Inc. Class A	21,526,273	800,777
*	Cadence Design Systems Inc.	2,878,490	780,157
*	Crowdstrike Holdings Inc. Class A	2,456,222	688,897
	Marvell Technology Inc.	9,203,692	663,770
*	Autodesk Inc.	2,301,860	634,116
	Roper Technologies Inc.	1,137,818	633,127
*	Workday Inc. Class A	2,263,953	553,333
*	Fortinet Inc.	6,623,268	513,634
*	DoorDash Inc. Class A	3,558,146	507,854
	Monolithic Power Systems Inc.	511,723	473,088
*	Gartner Inc.	813,645	412,323
	Vertiv Holdings Co. Class A	4,133,624	411,254
*	Snowflake Inc. Class A	3,380,264	388,257
*	Datadog Inc. Class A	3,328,632	382,992
*	ANSYS Inc.	1,007,417	320,993
*	HubSpot Inc.	570,575	303,318
*	Atlassian Corp. Ltd. Class A	1,853,616	294,373
*	Tyler Technologies Inc.	497,306	290,287
*	Cloudflare Inc. Class A	3,429,627	277,423
	Teradyne Inc.	1,975,344	264,558
*	Super Micro Computer Inc.	605,867	252,283
*	Pinterest Inc. Class A	7,473,157	241,906
*	MongoDB Inc.	844,991	228,443
*	AppLovin Corp. Class A	1,624,735	212,109
*,2	MicroStrategy Inc. Class A	1,251,140	210,942
*	VeriSign Inc.	1,062,951	201,918
*	Zscaler Inc.	1,178,313	201,421
*	Snap Inc. Class A	15,562,805	166,522
*	Okta Inc.	2,201,973	163,695
	Seagate Technology Holdings plc	1,491,108	163,321
*	GoDaddy Inc. Class A	992,132	155,546
	Bentley Systems Inc. Class B	2,499,317	126,990
*	Super Micro Computer Inc. (XNGS)	66	28
			151,115,832

Vanguard® Growth Index Fund
		Shares	Market Value ($000)
Telecommunications (0.9%)
*	Arista Networks Inc.	2,618,607	1,005,074
	T-Mobile US Inc.	4,830,489	996,820
	Motorola Solutions Inc.	925,429	416,100
			2,417,994
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,786,955	498,363
Total Common Stocks (Cost $119,415,438)			261,197,361
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.014% (Cost $286,622)	2,866,720	286,672
Total Investments (100.0%) (Cost $119,702,060)			261,484,033
Other Assets and Liabilities—Net (0.0%)			(45,309)
Net Assets (100%)			261,438,724
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $49,293,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $53,273,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	447	129,948	816

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/29/25	BANA	122,353	(5.125)	—	(259)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Growth Index Fund
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	261,197,361	—	—	261,197,361
Temporary Cash Investments	286,672	—	—	286,672
Total	261,484,033	—	—	261,484,033
Derivative Financial Instruments
Assets
Futures Contracts[1]	816	—	—	816
Liabilities
Swap Contracts	—	(259)	—	(259)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.